Income Tax (Schedule of Components of Income Taxes) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense (income)
Current year	₪ 27	₪ 35	₪ 45
Adjustments for prior years, net	(1)	(27)
Current tax expense (income)	26	8	45
Deferred tax expense (income)
Creation and reversal of temporary differences	14	21	(9)
Change in tax rate		(19)
Deferred tax expense (income)	14	2	(9)
Income tax expense	₪ 40	₪ 10	₪ 36